Quarterly Holdings Report
for
Fidelity® Series Emerging Markets Opportunities Fund
January 31, 2024
ILF-NPRT1-0324
1.873105.115
Common Stocks - 94.6%
	Shares	Value ($)
Brazil - 7.4%
Cury Construtora e Incorporado SA	2,713,700	10,133,104
Cyrela Brazil Realty SA	1,904,800	8,596,667
Dexco SA	29,311,511	45,791,841
ENGIE Brasil Energia SA	4,621,800	37,855,773
Equatorial Energia SA	10,071,734	72,025,177
Hapvida Participacoes e Investimentos SA (a)(b)	60,385,000	47,290,045
Hypera SA	3,515,300	22,513,416
Localiza Rent a Car SA	10,021,642	109,472,644
LOG Commercial Properties e Participacoes SA	3,032,151	12,552,361
Lojas Renner SA	14,877,900	48,197,621
MercadoLibre, Inc. (a)	42,047	71,976,475
PagSeguro Digital Ltd. (a)	13,219,949	170,140,744
Prio SA	7,673,900	68,043,442
Raia Drogasil SA	24,662,792	125,942,321
Rede D'Oregon Sao Luiz SA (b)	783,900	4,295,754
Rumo SA	22,472,500	104,597,096
StoneCo Ltd. Class A (a)	5,879,102	101,061,763
Suzano Papel e Celulose SA	7,484,500	77,981,166
Transmissora Alianca de Energia Eletrica SA	4,534,900	33,766,442
Vale SA sponsored ADR	14,847,570	203,263,233
XP, Inc. Class A	8,746,465	214,988,110
YDUQS Participacoes SA	7,373,600	28,694,294
TOTAL BRAZIL		1,619,179,489
Canada - 0.7%
Barrick Gold Corp.	10,526,200	164,208,720
Chile - 1.2%
Antofagasta PLC	6,670,844	146,676,217
Banco de Chile	1,078,313,300	120,901,443
TOTAL CHILE		267,577,660
China - 22.8%
Advanced Micro-Fabrication Equipment, Inc., China (A Shares)	1,180,400	18,738,828
Airtac International Group	2,001,000	59,981,940
Alibaba Group Holding Ltd.	54,394,464	487,862,763
Alibaba Group Holding Ltd. sponsored ADR	341,915	24,676,006
Anta Sports Products Ltd.	6,061,800	51,164,344
Asymchem Laboratories Tianjin Co. Ltd. (H Shares) (b)	1,779,470	13,800,702
Baidu, Inc. Class A (a)	2,062,227	26,700,100
BeiGene Ltd. ADR (a)(c)	144,500	21,419,235
Beijing Enlight Media Co. Ltd. (A Shares)	15,476,876	15,971,806
Bilibili, Inc. ADR (a)(c)	1,154,054	10,467,270
BYD Co. Ltd. (H Shares)	3,567,694	79,881,295
C&S Paper Co. Ltd. (A Shares)	22,252,600	25,671,226
China Communications Services Corp. Ltd. (H Shares)	76,630,000	31,553,812
China Construction Bank Corp. (H Shares)	491,178,000	291,692,743
China Gas Holdings Ltd.	34,407,800	31,370,393
China Jushi Co. Ltd. (A Shares)	50,699,326	64,942,769
China Life Insurance Co. Ltd. (H Shares)	92,444,690	106,574,157
China Merchants Shekou Industrial Zone Holdings Co. Ltd. (A Shares)	4,509,628	5,529,480
China Overseas Land and Investment Ltd.	14,948,900	22,614,551
China Petroleum & Chemical Corp. (H Shares)	193,022,000	100,410,725
China Resources Beer Holdings Co. Ltd.	13,834,666	50,030,881
China Resources Land Ltd.	13,515,720	41,034,489
China Tower Corp. Ltd. (H Shares) (b)	122,798,824	13,660,317
Daqin Railway Co. Ltd. (A Shares)	92,033,400	95,146,954
ENN Energy Holdings Ltd.	7,191,700	53,533,952
ESR Group Ltd. (b)	5,393,000	6,893,729
Foxconn Industrial Internet Co. Ltd. (A Shares)	11,074,300	20,530,303
Fuyao Glass Industries Group Co. Ltd. (A Shares)	5,245,600	27,887,982
Guangdong Investment Ltd.	43,966,000	25,560,401
Haier Smart Home Co. Ltd.	34,112,016	96,389,060
Haier Smart Home Co. Ltd. (A Shares)	1,171,203	3,654,622
Haitian International Holdings Ltd.	17,388,306	38,704,732
Hesai Group ADR (c)	347,565	2,026,304
Innovent Biologics, Inc. (a)(b)	7,460,362	30,057,139
JD.com, Inc.:
Class A	8,232,710	92,833,158
sponsored ADR	616,049	13,891,905
JOYY, Inc. ADR	177,605	5,445,369
Kanzhun Ltd. ADR	1,299,600	18,077,436
KE Holdings, Inc. ADR (c)	2,310,700	32,742,619
Kunlun Energy Co. Ltd.	53,666,000	48,079,213
Kweichow Moutai Co. Ltd. (A Shares)	520,410	116,674,337
Lenovo Group Ltd.	71,970,496	75,358,234
Li Auto, Inc.:
ADR (a)(c)	2,947,292	81,581,043
Class A (a)	939,210	12,982,634
Li Ning Co. Ltd.	20,224,000	43,204,976
Medlive Technology Co. Ltd. (b)	11,710,965	9,227,919
Meituan Class B (a)(b)	16,289,456	131,019,805
NetEase, Inc. ADR	774,375	75,609,975
New Oriental Education & Technology Group, Inc. (a)	1,155,650	8,919,591
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	1,469,655	112,663,752
PDD Holdings, Inc. ADR (a)	3,343,532	424,193,905
Ping An Insurance Group Co. of China Ltd. (H Shares)	52,262,500	219,687,681
Proya Cosmetics Co. Ltd. (A Shares)	6,497,322	74,713,551
Shangri-La Asia Ltd. (a)	7,982,000	4,960,044
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	1,413,539	53,006,255
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd. (H Shares)	23,100	236,661
Sinopec Engineering Group Co. Ltd. (H Shares)	50,619,487	25,388,996
Sinopharm Group Co. Ltd. (H Shares)	10,614,400	27,910,406
Sinotruk Hong Kong Ltd.	16,663,661	37,846,394
Sunny Optical Technology Group Co. Ltd.	5,042,757	30,994,734
Tencent Holdings Ltd.	22,387,081	777,085,156
Tongdao Liepin Group (a)	6,814,426	3,378,612
TravelSky Technology Ltd. (H Shares)	23,095,000	23,229,817
Trip.com Group Ltd. ADR (a)	3,530,464	129,073,764
Tsingtao Brewery Co. Ltd. (H Shares)	11,249,384	64,197,059
Uni-President China Holdings Ltd.	37,689,000	21,170,779
WuXi AppTec Co. Ltd. (H Shares) (b)	1,139,204	7,882,145
Wuxi Biologics (Cayman), Inc. (a)(b)	11,388,587	29,969,466
Xinyi Solar Holdings Ltd.	39,200,804	17,998,715
XPeng, Inc.:
ADR (a)(c)	2,005,931	16,709,405
Class A (a)	1,196,300	4,982,173
Zai Lab Ltd. (a)	10,367,802	22,029,095
ZTO Express, Inc. sponsored ADR	5,494,000	89,881,840
TOTAL CHINA		4,980,973,629
Greece - 1.1%
Alpha Bank SA (a)	86,748,700	154,686,378
Piraeus Financial Holdings SA (a)	22,339,347	90,532,996
TOTAL GREECE		245,219,374
Hong Kong - 0.9%
ASMPT Ltd.	4,750,787	45,846,902
Huanxi Media Group Ltd. (a)	129,191,425	10,267,778
Kerry Properties Ltd.	6,340,500	10,068,604
Prudential PLC	12,920,314	132,724,789
TOTAL HONG KONG		198,908,073
Hungary - 0.2%
Richter Gedeon PLC	1,499,900	40,489,219
India - 19.8%
Apollo Hospitals Enterprise Ltd.	940,200	71,860,439
Bajaj Auto Ltd.	956,485	88,382,159
Bajaj Finance Ltd.	2,320,277	191,970,005
Bharat Electronics Ltd.	48,715,400	109,064,044
Bharti Airtel Ltd.	17,766,964	250,522,146
Biocon Ltd.	231,100	747,333
Coal India Ltd.	22,119,900	108,260,339
Divi's Laboratories Ltd.	20,744	916,598
Embassy Office Parks (REIT)	5,472,069	23,667,162
Gland Pharma Ltd. (a)(b)	8,266	194,666
HCL Technologies Ltd.	1,405,900	26,652,377
HDFC Bank Ltd.	28,006,697	492,309,536
HDFC Standard Life Insurance Co. Ltd. (b)	19,888,241	138,039,925
Hero Motocorp Ltd.	1,703,300	94,783,849
Hindustan Aeronautics Ltd.	3,052,700	110,421,425
ICICI Bank Ltd.	13,023,800	161,232,022
Indraprastha Gas Ltd.	9,522,694	49,380,117
Infosys Ltd.	920,500	18,343,331
Infosys Ltd. sponsored ADR (c)	13,763,119	273,335,543
ITC Ltd.	22,577,454	119,971,853
JK Cement Ltd.	2,992,821	157,012,038
Larsen & Toubro Ltd.	4,078,916	170,691,224
Ltimindtree Ltd. (b)	768,179	50,293,068
Mahanagar Gas Ltd.	3,070,634	54,777,528
Mahindra & Mahindra Ltd.	862,200	17,137,510
MakeMyTrip Ltd. (a)	1,678,308	92,961,480
Mankind Pharma Ltd.	2,045,884	49,045,774
Max Healthcare Institute Ltd.	3,887,700	36,544,835
NTPC Ltd.	25,256,045	96,654,917
Persistent Systems Ltd.	483,122	48,466,146
Petronet LNG Ltd.	10,628,680	34,440,703
Pine Labs Private Ltd. (a)(d)(e)	9,606	3,363,541
Power Grid Corp. of India Ltd.	30,661,672	95,725,763
Reliance Industries Ltd.	13,104,192	450,020,244
Shree Cement Ltd.	235,468	80,893,100
Sona Blw Precision Forgings Ltd. (b)	1,543,787	11,485,619
SRF Ltd.	1,681,700	47,017,338
Star Health & Allied Insurance Co. Ltd. (a)	13,092,500	91,355,369
Syngene International Ltd. (b)	146,499	1,323,892
Tata Motors Ltd.	3,672,753	39,071,665
Tata Steel Ltd.	76,841,000	125,772,964
Torrent Pharmaceuticals Ltd.	1,067,872	32,528,904
Zomato Ltd. (a)	130,153,401	218,581,364
TOTAL INDIA		4,335,219,855
Indonesia - 2.6%
First Resources Ltd.	52,631,846	57,925,863
PT Bank Central Asia Tbk	348,112,760	210,617,428
PT Bank Rakyat Indonesia (Persero) Tbk	623,075,239	224,453,856
PT Sumber Alfaria Trijaya Tbk	302,740,300	50,810,219
PT Telkom Indonesia Persero Tbk	107,116,000	26,867,572
TOTAL INDONESIA		570,674,938
Kazakhstan - 0.1%
Kaspi.KZ JSC ADR	291,400	26,648,530
Korea (South) - 9.5%
AMOREPACIFIC Corp.	937,800	82,724,224
Celltrion, Inc.	269,970	36,227,869
Coway Co. Ltd.	1,088,000	45,130,451
Delivery Hero AG (a)(b)	822,552	18,663,129
HLB, Inc.	281,200	14,183,480
Hyundai Motor Co. Ltd.	127,518	18,547,733
Jeisys Medical, Inc. (a)	718,101	4,576,270
Kakao Corp.	1,186,016	46,380,620
Kakao Pay Corp. (a)	470,761	16,614,378
Kia Corp.	2,183,712	167,735,158
LG Corp.	1,043,328	64,064,766
LS Electric Co. Ltd.	391,530	20,584,863
NAVER Corp.	994,253	148,266,831
POSCO	45,825	14,539,530
Samsung Biologics Co. Ltd. (a)(b)	142,268	89,554,803
Samsung Electronics Co. Ltd.	17,903,506	972,830,876
Samsung SDS Co. Ltd.	43,779	4,978,631
SK Hynix, Inc.	3,137,052	314,150,058
TOTAL KOREA (SOUTH)		2,079,753,670
Mauritius - 0.0%
Jumo World Holding Ltd. (d)(e)	2,024,724	3,361,042
Jumo World Ltd. (a)(e)	2,021	0
TOTAL MAURITIUS		3,361,042
Mexico - 2.5%
CEMEX S.A.B. de CV sponsored ADR (a)	11,881,600	98,379,648
Corporacion Inmobiliaria Vesta S.A.B. de CV (c)	7,406,684	28,165,324
Fibra Uno Administracion SA de CV	10,490,300	17,833,784
Gruma S.A.B. de CV Series B	219,500	4,109,049
Grupo Financiero Banorte S.A.B. de CV Series O	27,707,378	281,814,693
Wal-Mart de Mexico SA de CV Series V	28,330,400	117,048,180
TOTAL MEXICO		547,350,678
Netherlands - 0.1%
CTP BV (b)	878,177	15,032,887
Panama - 0.3%
Copa Holdings SA Class A	715,075	68,690,105
Peru - 0.5%
Credicorp Ltd. (United States)	732,422	108,713,397
Philippines - 0.4%
Ayala Land, Inc.	53,227,424	32,154,233
SM Investments Corp.	2,394,000	38,205,923
SM Prime Holdings, Inc.	20,721,800	12,600,556
TOTAL PHILIPPINES		82,960,712
Poland - 0.4%
CD Projekt RED SA (c)	1,182,769	30,941,661
Dino Polska SA (a)(b)	454,600	49,261,626
TOTAL POLAND		80,203,287
Romania - 0.1%
Societatea de Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	452,300	12,260,434
Russia - 0.8%
Fix Price Group Ltd. GDR (Reg. S) (a)(e)	5,084,349	1,877,803
Gazprom OAO sponsored ADR (Reg. S) (a)(e)	10,986,900	2,509,847
LSR Group OJSC (a)(e)	98,230	102,173
LUKOIL PJSC sponsored ADR (a)(e)	2,479,000	701,284
Novatek PJSC GDR (Reg. S) (a)(e)	648,900	36,338,400
Sberbank of Russia (a)(e)	12,899,053	82,006
Sberbank of Russia sponsored ADR (a)(e)	19,633,994	349,485
Severstal PAO GDR (Reg. S) (a)(e)	6,035,400	142,496
X5 Retail Group NV GDR (Reg. S) (a)(e)	3,223,900	45,134,600
Yandex NV Series A (a)(c)(e)	6,229,522	79,737,882
TOTAL RUSSIA		166,975,976
Saudi Arabia - 3.5%
Al Rajhi Bank	8,694,815	194,758,662
Alinma Bank	13,831,800	152,883,419
Bupa Arabia for Cooperative Insurance Co.	2,544,832	140,199,539
Saudi Arabian Oil Co. (b)	4,868,900	39,729,165
The Saudi National Bank	22,270,216	241,105,776
TOTAL SAUDI ARABIA		768,676,561
Singapore - 1.1%
Sea Ltd. ADR (a)	6,052,640	230,847,690
South Africa - 3.1%
Capitec Bank Holdings Ltd.	1,722,061	183,772,353
Discovery Ltd.	14,623,000	108,197,313
Gold Fields Ltd.	1,015,677	14,986,590
Impala Platinum Holdings Ltd.	19,362,202	75,157,380
Naspers Ltd. Class N	953,862	159,834,104
Pick 'n Pay Stores Ltd.	22,801,884	28,498,549
Shoprite Holdings Ltd.	6,911,676	100,224,378
TOTAL SOUTH AFRICA		670,670,667
Taiwan - 12.9%
Accton Technology Corp.	1,229,037	20,679,837
Alchip Technologies Ltd.	1,206,095	149,635,097
Alchip Technologies Ltd. GDR (Reg. S) (b)	63,600	7,926,373
ASE Technology Holding Co. Ltd.	4,117,945	17,808,768
Asia Vital Components Co. Ltd.	3,991,000	54,214,336
ASUSTeK Computer, Inc.	652,000	9,259,874
AURAS Technology Co. Ltd.	1,639,000	19,740,622
BizLink Holding, Inc.	4,996,327	36,777,059
Chailease Holding Co. Ltd.	30,547,047	169,129,061
Chroma ATE, Inc.	618,369	3,952,999
eMemory Technology, Inc.	830,829	74,116,625
Formosa Plastics Corp.	27,678,000	63,618,578
Gigabyte Technology Co. Ltd.	2,222,000	21,992,561
Global Unichip Corp.	598,114	29,371,525
Inventec Corp.	25,809,000	45,338,249
King Yuan Electronics Co. Ltd.	17,792,515	47,537,592
M31 Technology Corp.	424,000	23,752,612
Quanta Computer, Inc.	6,948,000	54,949,376
Taiwan Semiconductor Manufacturing Co. Ltd.	89,337,854	1,788,781,301
Uni-President Enterprises Corp.	37,004,000	85,529,719
Unimicron Technology Corp.	4,162,030	23,355,010
Wistron Corp.	6,577,000	24,085,537
Wiwynn Corp.	878,000	61,912,610
TOTAL TAIWAN		2,833,465,321
Tanzania - 0.0%
Helios Towers PLC (a)	9,208,600	9,231,017
Thailand - 0.5%
Carabao Group PCL (For. Reg.)	12,428,100	26,292,897
PTT Global Chemical PCL (For. Reg.)	79,234,900	74,455,070
Supalai PCL (For. Reg.)	17,051,000	9,427,414
TOTAL THAILAND		110,175,381
United Arab Emirates - 0.1%
Emaar Properties PJSC	12,776,300	25,845,141
United States of America - 2.0%
FirstCash Holdings, Inc.	1,241,554	142,493,153
Globant SA (a)	180,116	42,473,154
Legend Biotech Corp. ADR (a)	651,000	35,844,060
Parade Technologies Ltd.	1,184,021	42,014,423
Tenaris SA sponsored ADR	1,686,600	53,650,746
Titan Cement International Trading SA (f)	4,562,736	116,616,939
TOTAL UNITED STATES OF AMERICA		433,092,475
TOTAL COMMON STOCKS (Cost $18,111,388,526)		20,696,405,928

Preferred Stocks - 3.4%
	Shares	Value ($)
Convertible Preferred Stocks - 0.5%
China - 0.4%
ByteDance Ltd. Series E1 (a)(d)(e)	399,541	88,350,501
dMed Biopharmaceutical Co. Ltd. Series C (a)(d)(e)	769,712	4,564,392
		92,914,893
India - 0.1%
Meesho Series F (a)(d)(e)	431,274	21,977,723
TOTAL CONVERTIBLE PREFERRED STOCKS		114,892,616
Nonconvertible Preferred Stocks - 2.9%
Brazil - 1.9%
Companhia de Transmissao de Energia Eletrica Paulista (PN)	6,031,800	31,179,234
Metalurgica Gerdau SA (PN)	49,435,422	98,882,818
Petroleo Brasileiro SA - Petrobras:
(PN) sponsored ADR (non-vtg.)	9,473,700	155,368,680
sponsored ADR	7,951,935	135,739,530
		421,170,262
India - 0.1%
Pine Labs Private Ltd.:
Series 1 (a)(d)(e)	22,959	8,039,094
Series A (a)(d)(e)	5,737	2,008,811
Series B (a)(d)(e)	6,242	2,185,636
Series B2 (a)(d)(e)	5,049	1,767,907
Series C (a)(d)(e)	9,391	3,288,259
Series C1 (a)(d)(e)	1,978	692,597
Series D (a)(d)(e)	2,116	740,917
		18,723,221
Korea (South) - 0.8%
Hyundai Motor Co. Ltd. Series 2	966,863	85,434,440
Samsung Electronics Co. Ltd.	2,187,082	95,698,718
		181,133,158
United States of America - 0.1%
Gupshup, Inc. (a)(d)(e)	566,129	7,246,451
TOTAL NONCONVERTIBLE PREFERRED STOCKS		628,273,092
TOTAL PREFERRED STOCKS (Cost $497,276,040)		743,165,708

Corporate Bonds - 0.2%
	Principal Amount (g)	Value ($)
Convertible Bonds - 0.2%
Brazil - 0.2%
Creditas Financial Solutions Ltd. 5% 7/28/27 (d)(e)	33,309,389	35,334,600
Nonconvertible Bonds - 0.0%
China - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (d)(e)	12,904,612	12,921,388
TOTAL CORPORATE BONDS (Cost $46,214,001)		48,255,988

Government Obligations - 0.0%
	Principal Amount (g)	Value ($)
United States of America - 0.0%
U.S. Treasury Bills, yield at date of purchase 5.29% to 5.35% 2/1/24 to 3/7/24 (h) (Cost $8,471,166)	8,490,000	8,471,123

Money Market Funds - 2.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	514,471,802	514,574,696
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	117,909,748	117,921,539
TOTAL MONEY MARKET FUNDS (Cost $632,492,079)		632,496,235

TOTAL INVESTMENT IN SECURITIES - 101.1% (Cost $19,295,841,812)	22,128,794,982
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(245,484,379)
NET ASSETS - 100.0%	21,883,310,603

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE MSCI Emerging Markets Index Contracts (United States)	5,054	Mar 2024	247,848,160	(1,461,879)	(1,461,879)

The notional amount of futures purchased as a percentage of Net Assets is 1.1%

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $715,602,174 or 3.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $195,842,859 or 0.9% of net assets.

(e)	Level 3 security
(f)	Affiliated company
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,817,047.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	12,904,612

ByteDance Ltd. Series E1	11/18/20	43,779,377

Creditas Financial Solutions Ltd. 5% 7/28/27	1/28/22 - 7/28/23	33,309,389

dMed Biopharmaceutical Co. Ltd. Series C	12/01/20	10,932,333

Gupshup, Inc.	6/08/21	12,944,653

Jumo World Holding Ltd.	9/06/23	2,024,724

Meesho Series F	9/21/21	33,066,770

Pine Labs Private Ltd.	6/30/21	3,581,693

Pine Labs Private Ltd. Series 1	6/30/21	8,560,493

Pine Labs Private Ltd. Series A	6/30/21	2,139,098

Pine Labs Private Ltd. Series B	6/30/21	2,327,392

Pine Labs Private Ltd. Series B2	6/30/21	1,882,570

Pine Labs Private Ltd. Series C	6/30/21	3,501,528

Pine Labs Private Ltd. Series C1	6/30/21	737,517

Pine Labs Private Ltd. Series D	6/30/21	788,972

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	355,908,574	1,406,227,846	1,247,561,724	6,781,205	-	-	514,574,696	1.0%
Fidelity Securities Lending Cash Central Fund 5.39%	380,133,200	418,661,967	680,873,628	823,018	-	-	117,921,539	0.5%
Total	736,041,774	1,824,889,813	1,928,435,352	7,604,223	-	-	632,496,235

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are presented in the table below. Certain corporate actions, such as mergers, are excluded from the amounts in this table if applicable. A dash in the Value end of period ($) column means either the issuer is no longer held at period end, or the issuer is held at period end but is no longer an affiliate.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Titan Cement International Trading SA	86,321,617	-	-	-	-	30,295,322	116,616,939
Total	86,321,617	-	-	-	-	30,295,322	116,616,939

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Corporate Bonds and Government Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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